CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Short-term investments, available-for-sale debt securities current | ¥	¥ 1,766,577		¥ 1,512,953
Long-term investments, available-for-sale debt securities noncurrent | ¥	928,200
Accrued expenses and other current liabilities	805,032	$ 113,386	662,189
Operating lease liabilities, current portion	50,494	7,112	38,326
Income tax payable	4,278	603	1,793
Operating lease liabilities, non-current portion	137,652	19,388	44,198
Deferred tax liabilities	¥ 71,967	$ 10,136	74,507
Ordinary shares, shares outstanding | shares	172,111,890	172,111,890
Variable interest entity, primary beneficiary [Member]
Accrued expenses and other current liabilities | ¥	¥ 484,222		367,477
Operating lease liabilities, current portion | ¥	34,401		21,281
Income tax payable | ¥	4,210		260
Operating lease liabilities, non-current portion | ¥	121,277		17,457
Deferred tax liabilities | ¥	¥ 71,850		¥ 74,341
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued | shares	101,974,316	101,974,316	100,077,116
Ordinary shares, shares outstanding | shares	98,806,602	98,806,602	99,553,256
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued | shares	73,305,288	73,305,288	73,305,288
Ordinary shares, shares outstanding | shares	73,305,288	73,305,288	73,305,288